UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number    811-21994
                                                       -----------

                   First Trust Strategic High Income Fund III
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code:   (630) 765-8000
                                                           ----------------

                     Date of fiscal year end:    October 31
                                                ------------

                  Date of reporting period:    January 31, 2011
                                              ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.


FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                     STATED         STATED
      VALUE                        DESCRIPTION                    COUPON        MATURITY          VALUE
________________   _______________________________________    _____________  ______________ ________________
CORPORATE BONDS AND NOTES - 92.7%

                   AUTOMOTIVE - 1.2%
 $       500,000   Ford Motor Co. ........................         6.50%         08/01/18    $      525,690
                                                                                             _______________

                   BASIC INDUSTRY - 15.3%
         615,000   AK Steel Corp. ........................         7.63%         05/15/20           630,375
         600,000   Arch Coal, Inc. (b)....................         8.75%         08/01/16           667,500
         440,000   Cascades, Inc. (b).....................         7.88%         01/15/20           459,800
         400,000   Domtar Corp. (b).......................        10.75%         06/01/17           512,000
         270,000   Georgia-Pacific LLC (b)................         7.38%         12/01/25           289,575
         230,000   Georgia-Pacific LLC ...................         7.25%         06/01/28           243,225
         400,000   Hexion U.S. Finance Corp./Hexion Nova
                       Scotia Finance ULC ................         8.88%         02/01/18           433,000
         600,000   Mercer International, Inc. (c).........         9.50%         12/01/17           633,000
         500,000   Momentive Performance Materials,
                       Inc. (c)...........................         9.00%         01/15/21           533,750
         600,000   Steel Dynamics, Inc. (b) (c)...........         7.63%         03/15/20           645,000
         600,000   Tembec Industries, Inc. (c)............        11.25%         12/15/18           655,500
         650,000   United States Steel Corp. (b)..........         7.00%         02/01/18           671,125
         650,000   Westlake Chemical Corp. (b)............         6.63%         01/15/16           674,375
                                                                                             _______________
                                                                                                  7,048,225
                                                                                             _______________

                   CAPITAL GOODS - 9.6%
         600,000   BE Aerospace, Inc. ....................         8.50%         07/01/18           655,500
         125,000   Berry Plastics Corp. ..................         9.50%         05/15/18           132,500
         650,000   CNH America LLC (b)....................         7.25%         01/15/16           708,500
         300,000   Mueller Water Products, Inc. ..........         7.38%         06/01/17           292,875
         650,000   Owens-Illinois, Inc. (b)...............         7.80%         05/15/18           708,500
         315,000   RBS Global, Inc./Rexnord LLC ..........         8.50%         05/01/18           339,412
         500,000   Terex Corp. ...........................         8.00%         11/15/17           520,000
         400,000   Trimas Corp. ..........................         9.75%         12/15/17           443,000
         600,000   USG Corp. (d)..........................         9.75%         01/15/18           613,500
                                                                                             _______________
                                                                                                  4,413,787
                                                                                             _______________

                   CONSUMER CYCLICAL - 10.2%
         350,000   ACE Hardware Corp. (b) (c).............         9.13%         06/01/16           377,125
         600,000   Ford Motor Credit Corp., LLC ..........         8.00%         12/15/16           681,370
         600,000   Levi Strauss & Co. (b).................         7.63%         05/15/20           630,750
         650,000   Limited Brands, Inc. (b)...............         8.50%         06/15/19           744,250
         675,000   Limited Brands, Inc. (b)...............         7.60%         07/15/37           661,500
         300,000   Neiman Marcus Group, Inc. .............        10.38%         10/15/15           318,750
         600,000   Phillips-Van Heusen Corp. .............         7.38%         05/15/20           644,250
         600,000   Reynolds Group Issuer, Inc./Reynolds
                       Group Issuer LLC (c)...............         9.00%         04/15/19           633,000
                                                                                             _______________
                                                                                                  4,690,995
                                                                                             _______________

                   CONSUMER NON-CYCLICAL - 3.4%
         600,000   B&G Foods, Inc. .......................         7.63%         01/15/18           639,000
         600,000   Constellation Brands, Inc. (b).........         7.25%         05/15/17           645,000
         300,000   Rite Aid Corp. ........................         8.63%         03/01/15           267,750
                                                                                             _______________
                                                                                                  1,551,750
                                                                                             _______________


                See Notes to Quarterly Portfolios of Investments         Page 1




FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                     STATED         STATED
      VALUE                        DESCRIPTION                    COUPON        MATURITY          VALUE
________________   _______________________________________    _____________  ______________ ________________

CORPORATE BONDS AND NOTES - (CONTINUED)

                   ENERGY - 14.3%
 $       600,000   Chaparral Energy, Inc. ................         8.88%         02/01/17    $      630,000
         600,000   Crosstex Energy LP/Crosstex Energy
                       Finance Corp. .....................         8.88%         02/15/18           652,500
         350,000   Hercules Offshore LLC (c)..............        10.50%         10/15/17           309,750
         600,000   Hilcorp Energy I LP/Hilcorp Finance Co.
                       (b) (c)............................         8.00%         02/15/20           654,000
         150,000   Linn Energy LLC/Linn Energy Finance Corp.
                       (c)................................         8.63%         04/15/20           165,000
         500,000   McJunkin Red Man Corp. (c).............         9.50%         12/15/16           498,125
         670,000   Niska Gas Storage US LLC/Niska Gas
                       Storage Canada ULC (b) (c).........         8.88%         03/15/18           733,650
         600,000   Pioneer Natural Resources Co. (b)......         6.65%         03/15/17           644,641
         650,000   Plains Exploration & Production Co. ...         7.63%         06/01/18           695,500
         225,000   Precision Drilling Corp. (c)...........         6.63%         11/15/20           233,156
         650,000   Quicksilver Resources, Inc. ...........        11.75%         01/01/16           763,750
         600,000   Sesi LLC (b)...........................         6.88%         06/01/14           609,000
                                                                                             _______________
                                                                                                  6,589,072
                                                                                             _______________

                   MEDIA - 10.7%
         380,000   American Reprographics Co. (c).........        10.50%         12/15/16           404,700
         600,000   Cablevision Systems Corp. (b)..........         8.63%         09/15/17           673,500
         600,000   CCO Holdings LLC/CCO Holdings Capital
                      Corp. (b) (c).......................         8.13%         04/30/20           642,000
         600,000   Deluxe Corp. (b).......................         7.38%         06/01/15           625,500
         600,000   Dish DBS Corp. (b).....................         7.88%         09/01/19           638,250
         600,000   Insight Communications Co., Inc. (c)...         9.38%         07/15/18           658,500
         600,000   Lamar Media Corp. .....................         7.88%         04/15/18           640,500
         600,000   Mediacom LLC/Mediacom Capital Corp. ...         9.13%         08/15/19           622,500
                                                                                             _______________
                                                                                                  4,905,450
                                                                                             _______________

                   SERVICES - 16.0%
         650,000   AMC Entertainment, Inc. ...............         8.75%         06/01/19           700,375
         650,000   ARAMARK Corp. .........................         8.50%         02/01/15           680,875
         600,000   Avis Budget Car Rental LLC/Avis Budget
                       Finance, Inc. .....................         9.63%         03/15/18           663,000
         300,000   Beazer Homes USA, Inc. ................         9.13%         06/15/18           306,000
         600,000   FireKeepers Development Authority (c)..        13.88%         05/01/15           717,000
         400,000   Harrah's Operating Co., Inc. ..........        11.25%         06/01/17           456,000
         650,000   HCA, Inc. (b)..........................         9.25%         11/15/16           702,812
         650,000   Iron Mountain, Inc. (b)................         8.75%         07/15/18           691,438
         157,000   KAR Holdings, Inc. ....................        10.00%         05/01/15           167,205
         420,000   Maxim Crane Works LP (c)...............        12.25%         04/15/15           427,350
         300,000   MGM Resorts International .............         5.88%         02/27/14           285,750
         300,000   MGM Resorts International .............        10.38%         05/15/14           341,250
         300,000   RSC Equipment Rental, Inc./RSC Holdings
                       III LLC ...........................        10.25%         11/15/19           334,500
         250,000   Standard Pacific Corp. ................         8.38%         05/15/18           261,250
         600,000   United Rentals North America, Inc. ....         8.38%         09/15/20           630,000
                                                                                             _______________
                                                                                                  7,364,805
                                                                                             _______________


                See Notes to Quarterly Portfolios of Investments         Page 2



FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                     STATED         STATED
      VALUE                        DESCRIPTION                    COUPON        MATURITY          VALUE
________________   _______________________________________    _____________  ______________ ________________

CORPORATE BONDS AND NOTES - (CONTINUED)

                   TECHNOLOGY & ELECTRONICS - 1.8%
 $        31,000   First Data Corp. ......................         9.88%         09/24/15    $       31,077
         134,000   First Data Corp. (c)...................         8.25%         01/15/21           129,645
         600,000   Freescale Semiconductor, Inc. (c)......         9.25%         04/15/18           667,500
                                                                                             _______________
                                                                                                    828,222
                                                                                             _______________

                   TELECOMMUNICATIONS - 7.8%
         315,000   Cincinnati Bell, Inc. .................         8.25%         10/15/17           319,725
         285,000   Cincinnati Bell, Inc. .................         8.38%         10/15/20           278,588
         650,000   Citizens Communications (b)............         7.13%         03/15/19           685,750
         500,000   Global Crossing Ltd. ..................        12.00%         09/15/15           577,500
         325,000   PAETEC Holding Corp. ..................         9.50%         07/15/15           342,062
         325,000   PAETEC Holding Corp. ..................         8.88%         06/30/17           351,000
         400,000   Qwest Corp. (b)........................         6.88%         09/15/33           398,000
         650,000   Windstream Corp. (b)...................         7.00%         03/15/19           650,000
                                                                                             _______________
                                                                                                  3,602,625
                                                                                             _______________

                   UTILITY - 2.4%
         600,000   Calpine Corp. (c)......................         7.25%         10/15/17           616,500
         300,000   Dynegy Holdings, Inc. .................         7.75%         06/01/19           216,750
         300,000   Edison Mission Energy .................         7.00%         05/15/17           247,500
                                                                                             _______________
                                                                                                  1,080,750
                                                                                             _______________
                   TOTAL CORPORATE BONDS AND NOTES ....................................          42,601,371
                   (Cost $39,951,505)                                                        _______________


MORTGAGE-BACKED SECURITIES - 30.4%

                   COLLATERALIZED MORTGAGE OBLIGATIONS - 9.8%
         194,558   Chase Mortgage Finance Corp.
                       Series 2007-S2, Class 1A8 .........         6.00%         03/25/37           179,772
         917,000   Citicorp Mortgage Securities, Inc.
                       Series 2007-2, Class 1A3 ..........         6.00%         02/25/37           900,605
         137,056   Countrywide Alternative Loan Trust
                       Series 2006-41CB, Class 2A14 ......         6.00%         01/25/37           116,694
                   Countrywide Home Loan Mortgage Pass
                       Through Trust
         635,083       Series 2005-27, Class 2A1 .........         5.50%         12/25/35           581,701
         416,000       Series 2007-10, Class A5 ..........         6.00%         07/25/37           346,842
         106,809   JP Morgan Mortgage Trust
                       Series 2006-S3, Class 1A30 ........         6.50%         08/25/36            98,978
         285,773   Residential Accredit Loans Inc
                       Series 2007-Q56, Class A2 (e)......        53.40%         04/25/37           513,941
         553,424   Residential Asset Securitization Trust
                       Series 2005-A8CB, Class A11 .......         6.00%         07/25/35           509,496
          88,860   Structured Asset Securities Corp.
                       Series 2003-10, Class A ...........         6.00%         04/25/33            94,156
                   Wells Fargo Mortgage Backed Securities
                       Trust
         486,000       Series 2006-8, Class A15 ..........         6.00%         07/25/36           467,435
         120,313       Series 2007-6, Class A6 ...........         6.00%         05/25/37           110,852


                See Notes to Quarterly Portfolios of Investments         Page 3




FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                     STATED         STATED
      VALUE                        DESCRIPTION                    COUPON        MATURITY          VALUE
________________   _______________________________________    _____________  ______________ ________________

MORTGAGE-BACKED SECURITIES - (CONTINUED)

                   COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
                   Wells Fargo Mortgage Backed Securities
                       Trust (Continued)
 $       293,868       Series 2007-7, Class A38 ..............     6.00%         06/25/37    $      285,016
         194,000       Series 2007-7, Class A6 ...............     6.00%         06/25/37           186,886
          98,255       Series 2007-8, Class 1A16 .............     6.00%         07/25/37            89,250
                                                                                             _______________
                                                                                                  4,481,624
                                                                                             _______________

                   COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.6%
         500,000   Bear Stearns Commercial Mortgage
                       Securities
                       Series 2007-PW17, Class A4 ........         5.69%         06/11/50           534,414
         500,000   Citigroup/Deutsche Bank Commercial
                       Mortgage Trust
                       Series 2007-CD4, Class A4 .........         5.32%         12/11/49           521,510
         500,000   Commercial Mortgage Pass Through
                       Certificates
                       Series 2007-C9, Class A4 (e).......         5.81%         12/10/49           542,306
                   Credit Suisse Mortgage Capital
                       Certificates
       1,800,000       Series 2006-C3, Class A3 ..........         5.83%         06/15/38         1,969,243
          60,000       Series 2006-C5, Class AJ ..........         5.37%         12/15/39            53,777
         880,000   Extended Stay America Trust
                       Series 2010-ESHA, Class D (c)......         5.50%         11/05/27           896,175
                   Greenwich Capital Commercial Funding
                       Corp.
         500,000       Series 2007-GG11, Class A4 ........         5.74%         12/10/49           531,304
         350,000       Series 2007-GG11, Class AJ ........         6.00%         12/10/49           311,442
       2,000,000       Series 2007-GG9, Class A4 .........         5.44%         03/10/39         2,130,390
       1,000,000   Morgan Stanley Capital I, Inc.
                       Series 2007-IQ14, Class A4 ........         5.69%         04/15/49         1,053,340
         930,000   Vornado DP LLC
                       Series 2010-VNO, Class D (c).......         6.36%         09/13/28           933,263
                                                                                             _______________
                                                                                                  9,477,164
                                                                                             _______________
                   TOTAL MORTGAGE-BACKED SECURITIES ...................................          13,958,788
                   (Cost $13,400,113)                                                        _______________


ASSET-BACKED SECURITIES - 2.5%

                   Ace Securities Corp.
         425,000       Series 2003-MH1, Class A4 (c)......         6.50%         08/15/30           454,019
                    Bacchus Ltd
         168,474      Series 2006-1X, Class X ...........          5.13%         10/20/11           171,169
                   Countrywide Asset-Backed Certificates
          38,351       Series 2004-6, Class 2A5 (e).......         0.65%         11/25/34            33,782
         308,620       Series 2006-13, Class 3AV2 (e).....         0.41%         01/25/37           217,673
                   Credit Suisse First Boston Mortgage
                       Securities Corp.
          61,782      Series 2002-MH3, Class A ...........         6.70%         12/25/31            64,248


                See Notes to Quarterly Portfolios of Investments         Page 4




FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                     STATED         STATED
      VALUE                        DESCRIPTION                    COUPON        MATURITY          VALUE
________________   _______________________________________    _____________  ______________ ________________

ASSET-BACKED SECURITIES - (CONTINUED)

                   GSAMP Trust
 $       968,788       Series 2006-S3, Class A2 (f).......         5.77%         05/25/36    $       59,480
       1,272,806       Series 2006-S5, Class A1 (e).......         0.35%         09/25/36            39,883
                   Long Beach Mortgage Loan Trust
       1,912,209       Series 2006-A, Class A2 (f)........         6.05%         05/25/36            93,582
                   Summit Lake CLO, Ltd.
          27,596       Series 2005-1A, Class X (c)........         5.25%         02/24/11            27,683
                                                                                             _______________
                   TOTAL ASSET-BACKED SECURITIES ......................................           1,161,519
                   (Cost $1,250,807)                                                         _______________


SENIOR FLOATING-RATE LOAN INTERESTS - 0.5%

                   UTILITY - 0.5%
         297,692   Texas Competitive Electric Holdings Co.,
                       LLC Tranche B2 (e).................         3.30%         10/10/14           246,015
                                                                                             _______________
                   TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ..........................             246,015
                                                                                             _______________
                   (Cost $257,719)


STRUCTURED NOTES - 0.0%

                   Preferred Term Securities XXVI, Ltd.
       2,500,000       Subordinated Note (h)..............          (g)          09/22/37               250
                                                                                             _______________
                   TOTAL STRUCTURED NOTES .............................................                 250
                                                                                             _______________
                   (Cost $0)



     SHARES                                       DESCRIPTION                                    VALUE
________________   ______________________________________________________________________   ________________

PREFERRED SECURITIES - 0.0%

           3,000   White Marlin CDO, Ltd., Series AI (g) (h) (i).......................              15,000
                                                                                             _______________
                   TOTAL PREFERRED SECURITIES .........................................              15,000
                   (Cost $0)                                                                 _______________

                   TOTAL INVESTMENTS - 126.1% .........................................          57,982,943
                   (Cost $54,860,144) (j)


                See Notes to Quarterly Portfolios of Investments         Page 5




FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL
      VALUE                                       DESCRIPTION                                    AMOUNT
________________   ______________________________________________________________________   ________________

REVERSE REPURCHASE AGREEMENTS - (29.5%)

$    (5,638,377)   With Barclays Capital Inc. 1.00% dated 01/18/11, to be repurchased at
                   $6,722,618 on 02/22/11 .............................................      $   (5,638,377)
     (4,909,999)   With Barclays Capital Inc. 1.00% dated 01/19/11, to be repurchased at
                   $6,828,907 on 02/23/11 .............................................          (4,909,999)
     (3,001,336)   With Barclays Capital Inc. 1.00% dated 01/20/11, to be repurchased at
                   $5,204,351 on 02/24/11 .............................................          (3,001,336)
                                                                                             _______________
                   TOTAL REVERSE REPURCHASE AGREEMENTS ................................         (13,549,712)
                                                                                             _______________
                   NET OTHER ASSETS AND LIABILITIES - 3.3% ............................           1,538,317
                                                                                             _______________
                   NET ASSETS - 100.0% ................................................      $   45,971,548
                                                                                             ===============

______________________________________________

        (a) All percentages shown in the Portfolio of Investments are based on net assets.

        (b) This security or a portion of this security is segregated as collateral for reverse repurchase agreements.

        (c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield Investment Management Inc., the Fund's investment sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2011, securities noted as such amounted to $12,645,391 or 27.51% of net assets.

        (d) Multi-Step Coupon Bond - coupon steps up or down based upon ratings changes by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. The interest rate shown reflects the rate in effect at January 31, 2011.

        (e) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2011.

        (f) Security is receiving less than the stated coupon.

        (g) Zero coupon security.

        (h) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

        (i) The issuer is in default. Income is not being accrued.

        (j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,384,863 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $262,064.


       CDO  Collateralized Debt Obligation
       CLO  Collateralized Loan Obligation


                See Notes to Quarterly Portfolios of Investments         Page 6

FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


_______________________________________________

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2011 is as follows (see Note 2A

- Portfolio Valuation in the Notes to Financial Statements):

                                                   ASSETS TABLE
                                                                                    LEVEL 2           LEVEL 3
                                                       TOTAL         LEVEL 1      SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT        QUOTED        OBSERVABLE       UNOBSERVABLE
                                                    1/31/2011        PRICES         INPUTS            INPUTS
                                                  _______________  _____________  _______________  ______________
Corporate Bonds and Notes *...................... $   42,601,371   $          --  $    42,601,371  $           --
Mortgage-Backed Securities.......................     13,958,788              --       13,958,788              --
Asset-Backed Securities..........................      1,161,519              --          962,667         198,852
Senior Floating-Rate Loan Interests..............        246,015              --          246,015              --
Structured Notes.................................            250              --              250              --
Preferred Securities.............................         15,000              --               --          15,000
                                                  _______________  _____________  _______________  ______________

TOTAL INVESTMENTS...............................  $   57,982,943   $          --  $    57,769,091  $      213,852
                                                  ===============  =============  ===============  ==============

* See the Portfolio of Investments for industry breakout.



The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.



  INVESTMENTS AT FAIR                                                         CHANGE IN NET                        BALANCE
VALUE USING SIGNIFICANT      BALANCE AS OF    TRANSFERS IN    NET REALIZED      UNREALIZED                          AS OF
  UNOBSERVABLE INPUTS         OCTOBER 31,       (OUT) OF         GAINS         APPRECIATION      NET PURCHASES     JANUARY
       (LEVEL 3)                 2010            LEVEL 3        (LOSSES)      (DEPRECIATION)        (SALES)       31, 2011
___________________________________________________________________________________________________________________________
Asset-Backed Securities      $     227,528      $        --     $       --    $     (28,676)      $       --     $  198,852
Preferred Securities                15,000               --             --               --               --         15,000
                             -------------      -----------     ----------    --------------    ------------     ----------
TOTAL INVESTMENTS            $     242,528      $        --     $       --    $     (28,676)      $       --     $  213,852
                             =============      ===========     ==========    ==============    ============     ==========


                See Notes to Quarterly Portfolios of Investments         Page 7

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                          JANUARY 31, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust Strategic High Income Fund III (the "Fund") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Securities for which market quotations are readily available are valued using the last reported sale price on the business day as of which such value is being determined. If no sales are reported on such business day (as in the case of some securities traded over-the-counter), the last reported bid price is used, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. Mortgage-backed securities ("MBS") and other debt securities not traded in an organized market are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

        1) benchmark yields;
        2) reported trades;
        3) broker/dealer quotes;
        4) issuer spreads;
        5) benchmark securities;
        6) bids and offers; and
        7) reference data including market research publications.

A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

        1) the fundamental business data relating to the issuer;
        2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
        3) the type, size and cost of security;
        4) the financial statements of the issuer;
        5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;
        6) the information as to any transactions in or offers for the security;
        7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
        8) the coupon payments;
        9) the quality, value and salability of collateral, if any, securing the security;
       10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;
       11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
       12) other relevant factors.

                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                          JANUARY 31, 2011 (UNAUDITED)


The Fund invests a significant portion of its assets in below-investment grade debt securities, including structured finance securities and corporate bonds. Structured finance securities include: asset-backed securities, including home equity, auto, equipment lease, credit card, aircraft, franchise, manufactured housing, etc.; commercial mortgage-backed securities; residential mortgage-backed or private-label collateralized mortgage obligations; collateralized debt obligations and collateralized loan obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Instability in the markets for fixed-income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

           o Quoted prices for similar securities in active markets.
           o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
           o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
           o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of January 31, 2011, is included with the Fund's Portfolio of Investments.


B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2011, the Fund had no when-issued, delayed-delivery or forward purchase commitments.


C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2011, the Fund held restricted securities as shown in the following table that Brookfield Investment Management Inc. has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                          JANUARY 31, 2011 (UNAUDITED)

                                                                                                                        % OF
                                         ACQUISITION    PRINCIPAL                   CARRYING                            NET
SECURITY                                    DATE       VALUE/SHARES   PRICE           COST              VALUE          ASSETS
__________________________________________________________________________________________________________________________________
Preferred Term Securities XXV, Ltd.
Subordinated Note
   Zero Coupon, 09/22/37                   06/06/07    $ 2,500,000    $  0.00 *    $    -            $      250            0.00 % **
White Marlin CDO, Ltd., Series AI          06/01/07          3,000       5.00           -                15,000            0.03
                                                                                 --------------    ----------------    ----------
                                                                                   $    -            $   15,250            0.03 %
                                                                                 ==============    ================    ==========

*    Amount is less than $0.01.
**   Amount is less than 0.01%.



D. REVERSE REPURCHASE AGREEMENTS:

Reverse repurchase agreements are utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back to the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.


Information for the period ended January 31, 2011:

   Maximum amount outstanding during the period..................  $13,549,712
   Average amount outstanding during the period*.................  $12,807,931
   Average monthly Common Shares outstanding during the period...    9,156,182
   Average debt per Common Share outstanding during the period...        $1.40

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the period ended January 31, 2011.

During the period ended January 31, 2011, the interest rate was 1.00% on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $32,731.


E. INTEREST-ONLY SECURITIES:

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security ("MBS") that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if held in the Fund, are identified on the Portfolio of Investments.


F. MORTGAGE DOLLAR ROLLS:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                          JANUARY 31, 2011 (UNAUDITED)


G. COLLATERALIZED DEBT OBLIGATIONS:

A collateralized debt obligation ("CDO") is an asset-backed security whose underlying collateral is typically a portfolio of bonds or bank loans. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation ("CBO"). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation ("CLO"). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs, similar to other asset-backed securities, are subject to prepayment risk.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Strategic High Income Fund III
             ------------------------------------------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    March 23, 2011
     ------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    March 23, 2011
     ------------------------


By (Signature and Title)*   /s/ Mark R. Bradley
                          -----------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date    March 23, 2011
     ------------------------



* Print the name and title of each signing officer under his or her signature.